CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (USD $) In Thousands, unless otherwise specified	Total	Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest
BALANCE at Dec. 31, 2009	$ 1,294,588	$ 836,721	$ 49,616	$ 356,711	$ 51,540
Increase (Decrease) in Stockholder's Equity
Dividends paid to CNH America LLC	(295,000)			(295,000)
Net income	162,480			160,619	1,861
Foreign currency translation adjustment	20,260		20,260
Pension liability adjustment, net of tax	486		486
Unrealized gain on retained interests, net of tax	3,407		3,407
Derivative financial instruments:
Losses reclassified to earnings, net of tax	20,711		20,711
Losses deferred, net of tax	(15,848)		(15,848)
Cumulative effect from change in accounting for consolidation of certain variable interest entities	(43,447)		(32,990)	(10,457)
BALANCE at Dec. 31, 2010	1,147,637	836,721	45,642	211,873	53,401
Increase (Decrease) in Stockholder's Equity
Dividends paid to CNH America LLC	(85,000)			(85,000)
Net income	201,534			200,046	1,488
Foreign currency translation adjustment	(12,012)		(12,012)
Pension liability adjustment, net of tax	(388)		(388)
Unrealized gain on retained interests, net of tax	(2,602)		(2,602)
Derivative financial instruments:
Losses reclassified to earnings, net of tax	9,326		9,326
Losses deferred, net of tax	(11,250)		(11,250)
BALANCE at Dec. 31, 2011	1,247,245	836,721	28,716	326,919	54,889
Increase (Decrease) in Stockholder's Equity
Net income	169,086			167,860	1,226
Preferred stock issuance	434				434
Foreign currency translation adjustment	24,692		24,692
Stock compensation	3,033	3,033
Pension liability adjustment, net of tax	283		283
Unrealized gain on retained interests, net of tax	(1,338)		(1,338)
BALANCE at Sep. 30, 2012	1,446,707	839,754	55,625	494,779	56,549
BALANCE at Dec. 31, 2011	1,247,245	836,721	28,716	326,919	54,889
Increase (Decrease) in Stockholder's Equity
Net income	213,581			211,936	1,645
Preferred stock issuance	434				434
Foreign currency translation adjustment	15,084		15,084
Stock compensation	4,219	4,219
Pension liability adjustment, net of tax	(154)		(154)
Unrealized gain on retained interests, net of tax	(1,358)		(1,358)
Derivative financial instruments:
Losses reclassified to earnings, net of tax	4,545		4,545
Losses deferred, net of tax	(185)		(185)
BALANCE at Dec. 31, 2012	1,483,411	840,940	46,648	538,855	56,968
Increase (Decrease) in Stockholder's Equity
Dividends paid to CNH America LLC	(200,000)			(200,000)
Net income	198,200			197,052	1,148
Foreign currency translation adjustment	(22,155)		(22,155)
Stock compensation	957	957
Pension liability adjustment, net of tax	329		329
Unrealized gain on retained interests, net of tax	(1,566)		(1,566)
BALANCE at Sep. 30, 2013	$ 1,462,250	$ 841,897	$ 26,330	$ 535,907	$ 58,116